Prepayment for property, plant and equipment - Estimated future amortization expense (Details) - Land use right - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Prepayment for property, plant and equipment
Fiscal 2023	$ 9,235
Fiscal 2024	9,235
Fiscal 2025	9,235
Fiscal 2026	9,235
Fiscal 2027	9,235
Thereafter	465,002
Intangible assets, net	$ 511,177	$ 574,587